Financial Information - Washington Federal, INC. - Statement of Financial Condition (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Assets
Other assets	$ 185,826	$ 199,271
Total assets	15,253,580	14,888,063
Liabilities
Total liabilities	13,247,892	12,912,332
Stockholders’ equity
Total stockholders’ equity	2,005,688	1,975,731	$ 1,955,679	$ 1,973,283
Total liabilities and stockholders’ equity	15,253,580	14,888,063
Parent Company
Assets
Cash	33,077	24,300
Other assets	0	15
Investment in subsidiary	1,972,675	1,954,179
Total assets	2,005,752	1,978,494
Liabilities
Other liabilities	64	2,763
Total liabilities	64	2,763
Stockholders’ equity
Total stockholders’ equity	2,005,688	1,975,731
Total liabilities and stockholders’ equity	$ 2,005,752	$ 1,978,494